S000061500 [Member] Investment Strategy - Nuveen Global Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks, preferred securities and other equity securities issued by U.S. and non-U.S. companies in the real estate industry, including real estate investment trusts (“REITs”) and similar REIT-like entities. REITs are types of real estate companies that pool investors’ funds for investment in real estate or in real estate related loans or other interests. REITs in the U.S. are generally not taxed on income distributed to shareholders so long as they meet certain requirements of the Internal Revenue Code. Foreign REITs and REIT-like entities are organized outside of the U.S. and generally have operations and receive tax treatment in their respective countries similar to that of U.S. REITs, though some countries may have REIT-like structures that are significantly different from U.S. REITs or may not have adopted a REIT-like structure at all.
Equity securities in which the Fund may invest may be of any market capitalization, including small- and mid-capitalization companies.
In selecting securities, the Fund’s sub-adviser invests in companies that it believes meet one or more of the following criteria:
• Attractively valued relative to other companies in the same industry or market.
• Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
• Strong management teams.
• An identifiable catalyst that could increase the value of the company’s securities over the next one or two years.
The Fund’s sub-adviser generally will sell a security if any of the following has occurred:
• The security has hit its price target and the company is no longer attractively valued relative to other companies.
• The company’s fundamentals have significantly deteriorated.
• There has been a significant change in the company’s management team.
• A catalyst that could decrease the value of the security has been identified, or a previously existing positive catalyst has disappeared.
• A better alternative exists in the marketplace.
The minimum portion of the Fund’s net assets invested in non-U.S. securities floats based on the portion of the Fund’s benchmark (the FTSE EPRA Nareit Developed Index) that is composed of non-U.S. securities. Under normal market conditions, the minimum portion of the Fund’s net assets (plus the amount of any borrowings for investment purposes) invested in non-U.S. securities will be 80% of the FTSE EPRA Nareit Developed Index’s non-U.S. assets, calculated on a daily basis. During periods of unfavorable market conditions, the minimum portion of the Fund’s net assets invested in non-U.S. securities will be reduced to 50% of the FTSE EPRA Nareit Developed Index’s non-U.S. assets. The Fund will invest in securities of companies representing at least three different countries (one of which may be the United States). The Fund may invest up to 25% of its net assets in securities of companies located in emerging markets.
The Fund may utilize derivatives, including options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts. The Fund may use these derivatives to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks, preferred securities and other equity securities issued by U.S. and non-U.S. companies in the real estate industry, including real estate investment trusts (“REITs”) and similar REIT-like entities.